Apr. 25, 2025
Amplify Bitcoin 2% Monthly Option Income ETF
Amplify Bitcoin 2% Monthly Option Income ETF

Amplify ETF Trust

Amplify Bitcoin 2% Monthly Option Income ETF

(formerly Amplify Bitcoin 24% Premium Income ETF)

(the “Fund”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

Each Dated April 25, 2025

Dated May 13, 2025

The Board of Trustees of Amplify ETF Trust has approved a change in the Fund’s name from “Amplify Bitcoin 24% Premium Income ETF” to “Amplify Bitcoin 2% Monthly Option Income ETF,” effective May 16, 2025. As of May 16, 2025, all references to “Amplify Bitcoin 24% Premium Income ETF” are deleted in their entirety and replaced with “Amplify Bitcoin 2% Monthly Option Income ETF.”

Please Keep this Supplement with the Fund’s Prospectus and

Statement of Additional Information for Future Reference